Revenue	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
REVENUE
19	REVENUE

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Recognized at point in time:
Sales of goods	55,531	64,067	48,827

Recognized over time:
Rendering of services	224	294	147
Service for sample preparation	16	30	14
Services for order management solution	193	—	—
	55,964	64,391	48,988

Sales of goods by product:

	For Financial Year Ended
	March 31, 2024		March 31, 2025		March 31, 2026
	USD’000	% of sales of goods	USD’000	% of sales of goods	USD’000	% of sales of goods
Brassiere	51,140	92.09	54,801	85.54	36,868	75.51
Top	-	-	2,661	4.15	2,287	4.68
Panty	775	1.40	1,271	1.98	3,565	7.30
Bodysuit	2,967	5.34	1,730	2.70	1,497	3.07
Swimsuit	211	0.38	2,697	4.21	1,707	3.50
Dress	307	0.55	39	0.06	49	0.10
Others	131	0.24	868	1.35	2,854	5.85
	55,531	100.00	64,067	100.00	48,827	100.00

Sales of goods and services by geographical locations:

	For Financial Year Ended
	March 31, 2024		March 31, 2025		March 31, 2026
	USD’000	% of revenue	USD’000	% of revenue	USD’000	% of revenue
North America	44,659	79.80	55,421	86.07	40,355	82.38
European	8,905	15.91	5,740	8.91	4,785	9.77
Asia Pacific	2,070	3.70	2,983	4.63	3,530	7.21
Latin America	163	0.29	91	0.14	131	0.26
Middle East	96	0.17	41	0.06	39	0.08
Others	71	0.13	115	0.18	148	0.30
	55,964	100.00	64,391	100.00	48,988	100.00